Investment securities - Proceeds/realized gains/losses (Details 4) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	SFr 44	SFr 0	SFr 629
Realized gains	0	0	42
Realized losses	6	(0)	(0)
Bank
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	44	0	629
Realized gains	0	0	42
Realized losses	SFr 6	SFr (0)	SFr (0)